CONSOLIDATED BALANCE SHEETS (CNY) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	3,889,092	2,289,482
Restricted cash	88,632	112,593
Notes receivable from third party customers	415,503	254,422
Notes receivable from related party customers	4,712
Accounts receivable from third party customers, net	1,213,880	944,036
Accounts receivable from related party customers, net	31,024	1,597
Inventories	730,635	1,349,329
Advances to third party suppliers, net	421,478	493,915
Advances to related party suppliers, net	14,179	111,714
Other current assets	860,136	740,770
Deferred tax assets	39,851	44,892
Assets of discontinued operations		75,478
Total current assets	7,709,122	6,418,228
Property, plant and equipment, net	5,099,208	3,170,721
Intangible asset, net	13,750	14,332
Deferred tax assets	52,769	41,975
Advances to third party suppliers, net	1,414,587	1,606,680
Advances to related party suppliers, net	38,333	46,498
Prepaid land use rights	245,888	195,490
Investment in a joint venture	94,411
Derivative assets		14,591
Deferred issuance cost	67,531	110,868
Total assets	14,735,599	11,619,383
Current liabilities:
Short-term bank borrowings and current portion of long term bank borrowings	1,414,906
Accounts payable to third parties	569,542	918,079
Accounts payable to related parties	155,551	118,337
Tax payables	24,570	114,184
Advances from third party customers	320,015	480,888
Advances from related party customers	262	3,570
Other payables to third parties	527,727	192,004
Payroll and welfare payables	145,393	115,607
Accrued expenses	152,677	61,876
Interest payable	7,869	8,500
Amounts due to related parties	6,776	174
Other current liabilities		29,808
Liabilities of discontinued operations		615
Total current liabilities	3,325,288	2,043,642
Accrued warranty costs	78,751	31,277
Other long-term liabilities	82,458	47,959
Long-term bank borrowings	3,461,916	1,520,000
Convertible notes	1,238,485	1,230,175
Embedded derivatives	32	66,174
Total liabilities	8,186,930	4,939,227
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 169,976,270 and 202,238,307 shares issued and outstanding as of December 31, 2010 and December 31, 2011, respectively)	154	134
Additional paid-in capital	5,102,362	4,680,133
Statutory reserves	420,301	397,486
Retained earnings	1,017,333	1,604,493
Accumulated other comprehensive (loss)/income	8,519	(2,090)
Total shareholders' equity	6,548,669	6,680,156
Total liabilities and shareholders' equity	14,735,599	11,619,383